UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

FUSION GLOBAL
LONG/SHORT FUND

February 28, 2009

Investment Adviser

Fusion Asset Management, LLC
10425 Double R Blvd.
Reno, NV 89521

Phone: 1-877-600-7788
www.fusionmutualfunds.com

Table of Contents

EXPENSE EXAMPLE	3
INVESTMENT HIGHLIGHTS	4
SCHEDULE OF INVESTMENTS	6
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENTS OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	11
ADDITIONAL INFORMATION	16

FUSION GLOBAL LONG/SHORT FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, such as advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08–2/28/09).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fusion Global Long/Short Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/08	2/28/09	9/1/08 – 2/28/09*
Actual	$1,000.00	$929.80	$9.09
Hypothetical (5% return
before expenses)	1,000.00	1,015.37	9.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation across a wide variety of market conditions with the goal of providing longer term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Security Type Breakdown*
% of Investments

* Excludes other assets
and liabilities

Average Annual
For Periods Ended February 28, 2009

	Fusion Global
	Long/Short	S&P 500
	Fund	Index
One Year	(4.54)%	(43.32)%
Since Inception (9/28/07)	(5.64)%	(38.79)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-600-7788.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Continued

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and benchmarks on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

Meaning, that when an asset class is in an up trend, the index will simulate a long position in that particular asset. Similarly, when trending lower, the models employed can simulate either a neutral or short exposure to that asset class. The purpose being, to provide a benchmark which represents a well balanced, and actively risk managed, portfolio.

One cannot invest directly in an index.

Hypothetical Comparison of Change in Value of $10,000
Investment

*  Inception Date

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments

February 28, 2009
(Unaudited)

		Market
	Shares	Value
Exchange Traded Funds 38.11%
iShares MSCI EAFE Index Fund	30,000	$1,040,400
iShares MSCI Emerging Markets Index Fund	40,000	849,200
iShares Russell 1000 Growth Index Fund	32,000	1,039,680
iShares Russell 2000 Growth Index Fund	12,000	508,080
PowerShares DB Energy Fund	30,000	551,400
ProShares Ultra QQQ Fund	20,000	451,400
ProShares UltraShort 20+ Year Treasury Fund	12,500	602,125
SPDR Gold Trust(a)	4,600	426,098
Total Exchange Traded Funds (Cost $6,350,067)		5,468,383

Short-Term Investments 55.59%
Money Market Funds
AIM Liquid Assets Portfolio	2,658,834	2,658,834
AIM STIT—STIC Prime Portfolio	2,658,833	2,658,833
AIM STIT—Treasury Portfolio	2,658,833	2,658,833
Total Short-Term Investments (Cost $7,976,500)		7,976,500

Total Investments 93.70% (Cost $14,326,567)		13,444,883
Other Assets in Excess of Liabilities 6.30%		903,209
Total Net Assets 100.00%		$14,348,092

(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Assets and Liabilities

February 28, 2009
(Unaudited)

Assets
Investments, at value (cost $14,326,567)	$13,444,883
Receivable for investments sold	928,395
Interest receivable	3,208
Receivable for Fund shares sold	24,061
Total Assets	14,400,547

Liabilities
Payable for Fund shares redeemed	43,418
Payable to Adviser	9,037
Total Liabilities	52,455
Net Assets	$14,348,092

Net Assets Consist Of:
Paid-in capital	$15,960,754
Accumulated net investment loss	(37,874)
Accumulated net realized loss	(693,104)
Net unrealized depreciation on investments	(881,684)
Net Assets	$14,348,092

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	646,025

Net asset value, redemption price and offering price per share	$22.21

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Operations

For the Six Months Ended February 28, 2009
(Unaudited)

Investment Income
Dividend income	$113,296
Interest income	85,703
Total Investment Income	198,999

Expenses
Advisory fees (Note 4)	179,308
Total Expenses	179,308
Net Investment Income	19,691

Realized and Unrealized Gain on Investments
Net realized loss on investments	(185,497)
Change in net unrealized appreciation on investments	(1,144,586)
Net Realized and Unrealized Loss on Investments	(1,330,083)
Net Decrease in Net Assets from Operations	$(1,310,392)

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(1)
From Operations
Net investment income	$19,691	$73,842
Net realized loss on investments	(185,497)	(471)
Net change in unrealized appreciation (depreciation)
on investments	(1,144,586)	262,902
Net increase (decrease) in net assets from operations	(1,310,392)	336,273

From Distributions
Net investment income	(100,249)	(31,141)
Net realized gain on investments	(507,153)	—
Net decrease in net assets resulting
from distributions paid	(607,402)	(31,141)

From Capital Share Transactions
Proceeds from shares sold	11,808,932	23,834,494
Net asset value of shares issued in reinvestment
of distributions to shareholders	607,402	31,141
Costs for shares redeemed	(16,520,037)	(3,801,178)
Net increase in net assets from
capital share transactions	(4,103,703)	20,064,457
Total Increase (Decrease) in Net Assets	(6,021,497)	20,369,589

Net Assets
Beginning of period	20,369,589	—
End of period	$14,348,092	$20,369,589
Accumulated Net Investment Income (Loss)	$(37,874)	$42,701

(1)	The Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Financial Highlights

	Six Months Ended
	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(1)
Net Asset Value, Beginning of Period	$24.69	$25.00

Income (loss) from investment operations:
Net investment income(2)	0.02	0.16
Net realized and unrealized loss on investments	(1.70)	(0.40)
Total from investment operations	(1.68)	(0.24)

Less distributions paid:
From net investment income	(0.13)	(0.07)
From net realized gain on investments	(0.67)	—
Total distributions paid	(0.80)	(0.07)
Net Asset Value, End of Period	$22.21	$24.69
Total Return(3)	(7.02)%	(0.95)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$14,348	$20,370
Ratio of expenses to average net assets:(4)	1.90%	1.90%
Ratio of net investment income to average net assets:(4)	0.21%	0.71%
Portfolio turnover rate(3)	328.18%	283.76%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements
February 28, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fusion Global Long/Short Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fusion Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund values securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 on March 31, 2008. Adoption of SFAS No. 157 had no material impact on the Fund’s financial statements.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Investments in:
Securities	$13,444,883	$13,444,883	$0	$0
Total	$13,444,883	$13,444,883	$0	$0

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Federal Tax Matters

Distributions paid to shareholders for the year ended August 31, 2008 were as follows:

	Ordinary	Long-term
	Income	Capital Gains
August 31, 2008	$31,141	$0

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

As of August 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$23,676,535
Gross tax unrealized appreciation	304,067
Gross tax unrealized depreciation	(41,165)
Net tax unrealized appreciation	$262,902
Undistributed ordinary income	42,684
Undistributed long-term capital gain	—
Total distributable earnings	$42,684
Other accumulated losses	(454)
Total accumulated earnings	$305,132

At August 31, 2008, the Fund had accumulated net realized capital loss carryovers of $110 which will expire on August 31, 2016. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	(17)
Accumulated Net Realized Gain/(Loss)	17

At August 31, 2008, the Fund deferred, on a tax basis, post-October losses of $344.

In July 2006, the financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008. At August 31, 2008, the tax year 2007 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. The Agreement requires the Adviser to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

fee computed daily and paid monthly, based on a rate equal to 1.90% of the Fund’s average daily net assets.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Six Months Ended
February 28, 2009
Shares sold	481,117
Shares issued to holders in reinvestment of distributions	25,319
Shares redeemed	(685,419)
Net decrease	(178,983)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2009, were $26,346,065 and $29,407,364, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

(8)	Subsequent Event

On February 24, 2009, American Independence Financial Services, LLC (“American Independence”), was approved by the Board of Trustees (the “Board”) of Trust for Professional Managers (the “Trust”) as investment adviser to the Fund effective March 6, 2009.  At the same time, the Trust terminated the Investment Advisory Agreement between Fusion Asset Management, LLC and the Trust, on behalf of the Fund.  As of March 6, 2009, the Trust has entered into on behalf of the Fund, an Interim Investment Advisory Agreement (“Interim Agreement”) with American Independence, under which American Independence will serve as the investment adviser to the Fund.  Pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended, the Interim Agreement’s term will extend only for so long as necessary to obtain the requisite vote of the shareholders of the Fund, as required by law and the Trust’s Declaration of Trust and By-laws, to approve a new investment advisory agreement, or a period of 150 days after March 6, 2009, whichever occurs first.

FUSION GLOBAL LONG/SHORT FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution tor the year ended August 31, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended August 31, 2008, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting		Trustee,
Milwaukee, WI 53202		August 22,	(2004–present);		USA MUTUALS
Age: 53		2001	Associate		(an open-end
			Professor of		investment
			Accounting,		company with
			Marquette		two portfolios).
University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee,
Milwaukee, WI 53202		August 22,	(airline company)		USA MUTUALS
Age: 52		2001	(1985–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

FUSION GLOBAL LONG/SHORT FUND
Additional Information (continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee,
615 E. Michigan St.	President	Term; Since	President,		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	U.S. Bancorp Fund		(an open-end
Age: 46	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee,
USA MUTUALS
(an open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Fund	N/A	N/A
615 E. Michigan St.	President	Term; Since	Administration and
Milwaukee, WI 53202	and	January 11,	Compliance, U.S.
Age: 51	Treasurer/	2008	Bancorp Fund
	Principal		Services, LLC
	Accounting		(2004–present);
	Officer		UMB Investment
Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney, Chief	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer	January 23,	U.S. Bancorp Fund
Age: 40+		2009	Services, LLC
(2008–present);
Attorney, Investment
Management, Quarles
& Brady, LLP
(2007–2008); Student,
University of
Pennsylvania
(2004–2007).

FUSION GLOBAL LONG/SHORT FUND
Additional Information (continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present).

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fusion Global Long/Short Fund has adopted proxy voting policies and procedures that delegate to Fusion Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Fusion Global Long/Short Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-600-7788. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-877-600-7788 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

FUSION GLOBAL LONG/SHORT FUND

Investment Adviser	Fusion Asset Management, LLC
10425 Double R Blvd.
Reno, Nevada 89521

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2008.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date  May 4, 2009